Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income	$ 2,212	$ 1,417
Share of equity accounted earnings, net of distributions	(687)	(367)
Fair value (gains), net	(1,293)	(1,138)
Deferred income tax expense	154	148
Depreciation and amortization	150	136
Working capital and other	44	2,129
Cash flows from (used in) operating activities	580	2,325
Financing activities
Debt obligations, issuance	4,239	6,880
Debt obligations, repayments	(5,331)	(7,039)
Capital securities issued	57	0
Capital securities redeemed	0	(248)
Non-controlling interests, issued	436	1,164
Non-controlling interests, purchased	(695)	0
Repayment of lease liabilities	(12)	(12)
FV LTIP units, repurchased	(2)	0
Class A shares of Brookfield Property Retail Holding LLC, repurchased	0	(18)
Distributions to non-controlling interests in operating subsidiaries	(2,303)	(1,497)
Preferred distributions	(22)	(23)
Distributions to limited partnership unitholders	(209)	(145)
Distributions to redeemable/exchangeable and special limited partnership unitholders	(374)	(152)
Distributions to holders of Brookfield Office Properties Exchange LP units	0	(1)
Distributions to holders of FV LTIP units of the Operating Partnership	(1)	(1)
Distributions to holders of Class A shares of Brookfield Property Retail Holding LLC	0	(13)
Cash flows from (used in) financing activities	(4,217)	(1,105)
Acquisitions
Investment properties	(673)	(1,131)
Property, plant and equipment	(125)	(63)
Equity accounted investments	(33)	(569)
Financial assets and other	(310)	(724)
Cash acquired in business combinations	26	36
Dispositions
Investment properties	1,054	381
Property, plant and equipment	15	0
Equity accounted investments	634	250
Financial assets and other	802	543
Disposition of subsidiaries	1,981	0
Cash impact of deconsolidation and reclassification to assets held for sale	(50)	0
Restricted cash and deposits	(43)	(116)
Cash flows from (used in) investing activities	3,278	(1,393)
Cash and cash equivalents
Net change in cash and cash equivalents during the period	(359)	(173)
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	(42)	2
Balance, beginning of period	2,576	2,473
Balance, end of period	2,175	2,302
Cash paid for:
Income taxes, net of refunds received	56	19
Interest (excluding dividends on capital securities)	$ 1,073	$ 1,149